Other Current Liabilities (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities Schedule Of Other Current Liabilities Details
Salary and related liabilities		$ 5,114	$ 4,905
Accrued expenses		4,280	3,029
Institutions		234	300
Tax provision		8	8
Related parties	[1]	76	45
Other		162	175
Other current liabilities		$ 9,874	$ 8,462

[1]	See Note 21 - Related Parties, for additional information regarding transactions and balances with related parties.